Quarterly Holdings Report
for

Fidelity® U.S. Sustainability Index Fund

January 31, 2020

USY-QTLY-0320
1.9887355.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 1.8%
CenturyLink, Inc.	20,091	$274,443
Verizon Communications, Inc.	84,565	5,026,544
		5,300,987
Entertainment - 2.0%
Electronic Arts, Inc. (a)	6,026	650,326
The Walt Disney Co.	36,833	5,094,372
		5,744,698
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	6,123	8,772,912
Class C (a)	6,393	9,169,032
TripAdvisor, Inc.	2,197	60,022
		18,001,966
Media - 0.4%
Discovery Communications, Inc.:
Class A (a)(b)	3,314	96,968
Class C (non-vtg.) (a)	7,555	209,802
Liberty Broadband Corp. Class C (a)	2,189	290,984
Liberty Global PLC:
Class A (a)	3,408	69,932
Class C (a)	8,388	163,398
Omnicom Group, Inc.	4,439	334,301
		1,165,385

TOTAL COMMUNICATION SERVICES		30,213,036

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.2%
Aptiv PLC	5,243	444,554
BorgWarner, Inc.	4,218	144,635
		589,189
Automobiles - 0.6%
Harley-Davidson, Inc. (b)	3,217	107,448
Tesla, Inc. (a)(b)	2,747	1,787,116
		1,894,564
Distributors - 0.2%
Genuine Parts Co.	2,977	278,558
LKQ Corp. (a)	6,302	205,981
		484,539
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	5,036	222,289
Darden Restaurants, Inc.	2,515	292,821
Domino's Pizza, Inc.	799	225,118
Hilton Worldwide Holdings, Inc.	5,576	601,093
McDonald's Corp.	15,529	3,322,740
Norwegian Cruise Line Holdings Ltd. (a)	4,398	236,832
Royal Caribbean Cruises Ltd.	3,635	425,586
Starbucks Corp.	24,475	2,076,214
Vail Resorts, Inc.	824	193,236
		7,595,929
Household Durables - 0.4%
Garmin Ltd.	2,708	262,541
Mohawk Industries, Inc. (a)	1,248	164,337
Newell Brands, Inc.	8,196	160,068
NVR, Inc. (a)	71	271,005
Whirlpool Corp.	1,301	190,167
		1,048,118
Internet & Direct Marketing Retail - 0.9%
Expedia, Inc.	2,870	311,252
MercadoLibre, Inc. (a)	915	606,645
The Booking Holdings, Inc. (a)	869	1,590,748
		2,508,645
Leisure Products - 0.1%
Hasbro, Inc.	2,636	268,529
Multiline Retail - 0.1%
Kohl's Corp.	3,307	141,374
Nordstrom, Inc. (b)	2,199	81,055
		222,429
Specialty Retail - 3.8%
Advance Auto Parts, Inc.	1,459	192,223
Best Buy Co., Inc.	4,920	416,675
CarMax, Inc. (a)(b)	3,387	328,674
Gap, Inc.	4,623	80,486
Lowe's Companies, Inc.	15,868	1,844,496
Ross Stores, Inc.	7,458	836,713
The Home Depot, Inc.	22,393	5,107,843
Tiffany & Co., Inc.	2,227	298,463
TJX Companies, Inc.	24,721	1,459,528
Tractor Supply Co.	2,435	226,333
Ulta Beauty, Inc. (a)	1,144	306,489
		11,097,923
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	3,120	93,475
Hanesbrands, Inc.	7,306	100,531
lululemon athletica, Inc. (a)	2,267	542,697
NIKE, Inc. Class B	25,599	2,465,184
PVH Corp.	1,530	133,370
Tapestry, Inc.	5,847	150,677
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	3,799	76,664
Class C (non-vtg.) (a)	3,995	71,750
VF Corp.	6,928	574,816
		4,209,164

TOTAL CONSUMER DISCRETIONARY		29,919,029

CONSUMER STAPLES - 7.2%
Beverages - 3.1%
PepsiCo, Inc.	28,586	4,059,784
The Coca-Cola Co.	83,057	4,850,529
		8,910,313
Food Products - 0.7%
Bunge Ltd.	2,889	151,470
Campbell Soup Co.	3,376	163,365
General Mills, Inc.	12,346	644,708
Hormel Foods Corp.	6,013	284,174
Kellogg Co.	5,228	356,602
McCormick & Co., Inc. (non-vtg.)	2,520	411,692
		2,012,011
Household Products - 3.1%
Clorox Co.	2,573	404,759
Colgate-Palmolive Co.	16,671	1,229,986
Kimberly-Clark Corp.	7,038	1,008,123
Procter & Gamble Co.	51,165	6,376,182
		9,019,050
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	4,524	882,904

TOTAL CONSUMER STAPLES		20,824,278

ENERGY - 3.5%
Energy Equipment & Services - 0.5%
Baker Hughes, A GE Co. Class A	12,930	280,064
National Oilwell Varco, Inc.	7,846	161,706
Schlumberger Ltd.	28,311	948,702
TechnipFMC PLC	8,653	142,861
		1,533,333
Oil, Gas & Consumable Fuels - 3.0%
Apache Corp.	7,663	210,273
Cheniere Energy, Inc. (a)	4,734	280,442
ConocoPhillips Co.	22,712	1,349,774
Devon Energy Corp.	8,219	178,517
Hess Corp.	5,584	315,887
HollyFrontier Corp.	3,189	143,250
Kinder Morgan, Inc.	41,685	869,966
Marathon Oil Corp.	16,382	186,263
Marathon Petroleum Corp.	13,468	734,006
Noble Energy, Inc.	9,790	193,548
Occidental Petroleum Corp.	18,303	726,995
ONEOK, Inc.	8,451	632,726
Phillips 66 Co.	9,176	838,411
Pioneer Natural Resources Co.	3,422	461,970
Targa Resources Corp. (b)	4,727	172,536
The Williams Companies, Inc.	24,742	511,912
Valero Energy Corp.	8,478	714,780
		8,521,256

TOTAL ENERGY		10,054,589

FINANCIALS - 11.9%
Banks - 2.8%
BB&T Corp.	27,431	1,414,617
Citizens Financial Group, Inc.	9,111	339,658
Comerica, Inc.	3,083	188,556
East West Bancorp, Inc.	2,983	136,741
Fifth Third Bancorp	14,909	424,161
First Republic Bank	3,422	379,431
Huntington Bancshares, Inc.	21,180	287,413
KeyCorp	20,588	385,201
M&T Bank Corp.	2,589	436,298
Peoples United Financial, Inc.	8,992	138,657
PNC Financial Services Group, Inc.	9,109	1,353,142
Regions Financial Corp.	20,351	316,865
Signature Bank	1,125	159,626
SVB Financial Group (a)	1,052	252,827
U.S. Bancorp	30,623	1,629,756
Zions Bancorp NA	3,600	163,764
		8,006,713
Capital Markets - 4.3%
Ameriprise Financial, Inc.	2,670	441,645
Bank of New York Mellon Corp.	17,356	777,202
BlackRock, Inc. Class A	2,371	1,250,347
Cboe Global Markets, Inc.	2,287	281,804
Charles Schwab Corp.	24,060	1,095,933
CME Group, Inc.	7,321	1,589,462
E*TRADE Financial Corp.	4,904	209,008
FactSet Research Systems, Inc.	781	223,452
Franklin Resources, Inc.	6,170	156,101
Intercontinental Exchange, Inc.	11,457	1,142,721
Invesco Ltd.	8,166	141,272
KKR & Co. LP	10,048	320,531
Moody's Corp.	3,481	893,886
Northern Trust Corp.	4,167	407,574
Raymond James Financial, Inc.	2,564	234,427
S&P Global, Inc.	5,035	1,478,931
State Street Corp.	7,624	576,603
T. Rowe Price Group, Inc.	4,817	643,214
TD Ameritrade Holding Corp.	5,620	266,838
The NASDAQ OMX Group, Inc.	2,362	275,079
		12,406,030
Consumer Finance - 0.9%
Ally Financial, Inc.	7,961	254,991
American Express Co.	14,421	1,872,855
Discover Financial Services	6,517	489,622
		2,617,468
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc.	8,601	206,596
Voya Financial, Inc.	2,855	170,529
		377,125
Insurance - 3.8%
Allstate Corp.	6,728	797,537
American Financial Group, Inc.	1,556	169,277
American International Group, Inc.	17,796	894,427
Aon PLC	4,820	1,061,605
Arch Capital Group Ltd. (a)	8,273	365,336
Arthur J. Gallagher & Co.	3,807	390,484
Assurant, Inc.	1,245	162,547
Chubb Ltd.	9,317	1,416,091
Erie Indemnity Co. Class A	515	85,748
Hartford Financial Services Group, Inc.	7,404	438,909
Lincoln National Corp.	4,092	222,932
Loews Corp.	5,577	286,937
Marsh & McLennan Companies, Inc.	10,349	1,157,639
Principal Financial Group, Inc.	5,712	302,450
Progressive Corp.	11,954	964,568
Prudential Financial, Inc.	8,231	749,515
Reinsurance Group of America, Inc.	1,288	185,536
The Travelers Companies, Inc.	5,325	700,877
Willis Group Holdings PLC	2,639	557,594
		10,910,009

TOTAL FINANCIALS		34,317,345

HEALTH CARE - 13.6%
Biotechnology - 3.2%
AbbVie, Inc.	30,231	2,449,316
Amgen, Inc.	12,261	2,648,989
Biogen, Inc. (a)	3,772	1,014,102
BioMarin Pharmaceutical, Inc. (a)	3,673	306,696
Gilead Sciences, Inc.	25,900	1,636,880
Vertex Pharmaceuticals, Inc. (a)	5,255	1,193,148
		9,249,131
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. (a)	1,554	399,533
Becton, Dickinson & Co.	5,519	1,518,718
Dentsply Sirona, Inc.	4,591	257,096
DexCom, Inc. (a)	1,866	449,240
Edwards Lifesciences Corp. (a)	4,251	934,625
Hologic, Inc. (a)	5,467	292,594
IDEXX Laboratories, Inc. (a)	1,758	476,436
ResMed, Inc.	2,935	466,577
STERIS PLC	1,736	261,598
Varian Medical Systems, Inc. (a)	1,866	262,304
		5,318,721
Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	3,199	273,706
Cardinal Health, Inc.	6,109	312,842
Centene Corp. (a)	11,934	749,575
Cigna Corp.	7,721	1,485,366
HCA Holdings, Inc.	5,577	774,088
Henry Schein, Inc. (a)	3,027	208,681
Humana, Inc.	2,762	928,695
Laboratory Corp. of America Holdings (a)	1,997	350,274
Quest Diagnostics, Inc.	2,755	304,896
		5,388,123
Health Care Technology - 0.2%
Cerner Corp.	6,518	468,188
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	6,336	523,100
IQVIA Holdings, Inc. (a)	3,415	530,179
Mettler-Toledo International, Inc. (a)	504	381,619
Waters Corp. (a)	1,364	305,250
		1,740,148
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	47,938	3,017,697
Jazz Pharmaceuticals PLC (a)	1,153	165,283
Johnson & Johnson	53,961	8,033,174
Merck & Co., Inc.	52,351	4,472,869
Perrigo Co. PLC	2,633	150,186
Zoetis, Inc. Class A	9,764	1,310,426
		17,149,635

TOTAL HEALTH CARE		39,313,946

INDUSTRIALS - 8.8%
Aerospace & Defense - 0.3%
Arconic, Inc.	8,082	242,056
TransDigm Group, Inc.	982	631,701
		873,757
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,770	200,049
Expeditors International of Washington, Inc.	3,487	254,690
United Parcel Service, Inc. Class B	14,282	1,478,473
		1,933,212
Airlines - 0.1%
Delta Air Lines, Inc.	3,335	185,893
Southwest Airlines Co.	2,742	150,755
		336,648
Building Products - 0.6%
Allegion PLC	1,903	246,096
Fortune Brands Home & Security, Inc.	2,871	197,266
Johnson Controls International PLC	16,279	642,207
Lennox International, Inc.	709	165,183
Masco Corp.	5,932	281,889
Owens Corning	2,220	134,288
		1,666,929
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	4,221	428,263
Waste Management, Inc.	8,674	1,055,626
		1,483,889
Electrical Equipment - 0.5%
Acuity Brands, Inc.	806	95,003
Eaton Corp. PLC	8,595	811,970
Rockwell Automation, Inc.	2,395	459,026
Sensata Technologies, Inc. PLC (a)	3,281	155,093
		1,521,092
Industrial Conglomerates - 0.9%
3M Co.	11,766	1,866,794
Roper Technologies, Inc.	2,128	812,172
		2,678,966
Machinery - 2.7%
Caterpillar, Inc.	11,509	1,511,707
Cummins, Inc.	3,070	491,108
Deere & Co.	6,119	970,351
Dover Corp.	2,965	337,565
Flowserve Corp.	2,675	124,869
IDEX Corp.	1,545	253,148
Illinois Tool Works, Inc.	6,616	1,157,668
Ingersoll-Rand PLC	4,941	658,289
PACCAR, Inc.	7,067	524,442
Parker Hannifin Corp.	2,630	514,665
Pentair PLC	3,257	139,823
Snap-On, Inc.	1,122	179,105
Stanley Black & Decker, Inc.	3,107	495,038
WABCO Holdings, Inc. (a)	1,046	141,890
Xylem, Inc.	3,688	301,162
		7,800,830
Professional Services - 0.4%
IHS Markit Ltd.	7,790	614,319
Manpower, Inc.	1,223	111,892
Nielsen Holdings PLC	7,251	147,920
Robert Half International, Inc.	2,400	139,608
		1,013,739
Road & Rail - 1.8%
AMERCO	178	66,086
CSX Corp.	15,510	1,184,033
Kansas City Southern	2,045	344,971
Norfolk Southern Corp.	5,388	1,121,835
Union Pacific Corp.	14,408	2,585,083
		5,302,008
Trading Companies & Distributors - 0.3%
Fastenal Co.	11,753	409,945
United Rentals, Inc. (a)	1,576	213,847
W.W. Grainger, Inc.	945	286,023
		909,815

TOTAL INDUSTRIALS		25,520,885

INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 0.2%
Motorola Solutions, Inc.	3,386	599,322
Electronic Equipment & Components - 0.4%
Keysight Technologies, Inc. (a)	3,842	357,268
TE Connectivity Ltd.	6,873	633,553
Trimble, Inc. (a)	5,151	219,021
		1,209,842
IT Services - 6.7%
Accenture PLC Class A	13,026	2,673,065
Cognizant Technology Solutions Corp. Class A	11,299	693,533
IBM Corp.	18,116	2,603,813
Jack Henry & Associates, Inc.	1,571	234,927
MasterCard, Inc. Class A	18,457	5,831,305
The Western Union Co.	8,638	232,362
Visa, Inc. Class A	35,308	7,025,233
		19,294,238
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	18,888	1,095,315
Intel Corp.	90,579	5,790,715
Lam Research Corp.	2,955	881,211
Marvell Technology Group Ltd.	12,857	309,082
NVIDIA Corp.	11,830	2,796,967
Texas Instruments, Inc.	19,089	2,303,088
		13,176,378
Software - 12.2%
Adobe, Inc. (a)	9,925	3,485,065
Autodesk, Inc. (a)	4,492	884,250
Cadence Design Systems, Inc. (a)	5,717	412,253
Citrix Systems, Inc.	2,678	324,627
Intuit, Inc.	5,318	1,491,061
Microsoft Corp.	148,308	25,246,470
Salesforce.com, Inc. (a)	17,036	3,105,833
VMware, Inc. Class A (a)	1,679	248,593
		35,198,152
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies, Inc. (a)	3,213	156,698
Hewlett Packard Enterprise Co.	26,635	371,026
HP, Inc.	30,319	646,401
		1,174,125

TOTAL INFORMATION TECHNOLOGY		70,652,057

MATERIALS - 2.6%
Chemicals - 1.9%
Axalta Coating Systems Ltd. (a)	4,301	123,912
Celanese Corp. Class A	2,536	262,476
Ecolab, Inc.	5,296	1,038,599
International Flavors & Fragrances, Inc. (b)	2,078	272,447
Linde PLC	11,053	2,245,196
PPG Industries, Inc.	4,822	577,868
Sherwin-Williams Co.	1,698	945,769
The Mosaic Co.	7,483	148,463
		5,614,730
Containers & Packaging - 0.3%
Avery Dennison Corp.	1,719	225,602
Ball Corp.	6,453	465,778
International Paper Co.	7,605	309,676
		1,001,056
Metals & Mining - 0.4%
Newmont Corp.	16,760	755,206
Nucor Corp.	6,211	294,960
		1,050,166

TOTAL MATERIALS		7,665,952

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	2,317	378,134
American Tower Corp.	9,050	2,097,247
Boston Properties, Inc.	3,165	453,703
Camden Property Trust (SBI)	1,979	222,499
Duke Realty Corp.	7,416	269,275
Equinix, Inc.	1,734	1,022,592
Federal Realty Investment Trust (SBI)	1,540	192,531
HCP, Inc.	10,016	360,476
Host Hotels & Resorts, Inc.	14,903	243,515
Iron Mountain, Inc.	5,834	184,413
Liberty Property Trust (SBI)	3,202	200,605
Prologis, Inc.	12,904	1,198,524
SBA Communications Corp. Class A	2,314	577,482
UDR, Inc.	6,003	287,604
Welltower, Inc.	8,288	703,734
Weyerhaeuser Co.	15,244	441,314
		8,833,648
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	6,549	399,816
Jones Lang LaSalle, Inc.	1,048	177,971
		577,787

TOTAL REAL ESTATE		9,411,435

UTILITIES - 3.5%
Electric Utilities - 1.4%
Alliant Energy Corp.	4,862	288,608
Edison International	7,329	561,035
Eversource Energy	6,620	611,953
Pinnacle West Capital Corp.	2,305	225,175
Southern Co.	21,356	1,503,462
Xcel Energy, Inc.	10,532	728,709
		3,918,942
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	13,605	270,195
Multi-Utilities - 1.8%
CMS Energy Corp.	5,805	397,701
Consolidated Edison, Inc.	6,793	638,542
Dominion Energy, Inc.	16,796	1,440,257
DTE Energy Co.	3,746	496,757
NiSource, Inc.	7,641	223,958
Public Service Enterprise Group, Inc.	10,340	612,128
Sempra Energy	5,610	901,190
WEC Energy Group, Inc.	6,452	644,490
		5,355,023
Water Utilities - 0.2%
American Water Works Co., Inc.	3,686	502,033

TOTAL UTILITIES		10,046,193

TOTAL COMMON STOCKS
(Cost $252,944,035)		287,938,745

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.58% (c)	1,960,195	1,960,587
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	1,408,313	1,408,454
TOTAL MONEY MARKET FUNDS
(Cost $3,369,041)		3,369,041
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $256,313,076)		291,307,786
NET OTHER ASSETS (LIABILITIES) - (0.6)%(e)		(1,738,081)
NET ASSETS - 100%		$289,569,705

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	March 2020	$1,289,600	$8,332	$8,332

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $46,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,467
Fidelity Securities Lending Cash Central Fund	1,965
Total	$10,432

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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